Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Specialty Retail — 0.1%
Saks Global Holdings LLC , Class A
(a) (b)
..... 599,850 $ 599,850
Total Common Stocks — 0 .1%
(Cost: $ 457,994 ) ................................. 599,850
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(c)
.. USD 1,298 1,327,584
ATI, Inc., 4.88%, 10/01/29
(d)
............ 651 640,805
BWX Technologies, Inc., 4.13%, 04/15/29
(c)
.. 673 646,172
TransDigm, Inc.
4.63% , 01/15/29 .................. 2,248 2,205,723
6.38% , 03/01/29
(c)
................. 5,387 5,451,045
4.88% , 05/01/29 .................. 1,359 1,335,275
11,606,604
Automobile Components — 2.0%
Allison Transmission, Inc., 5.88%, 06/01/29
(c) (d)
954 958,039
American Axle & Manufacturing, Inc., 5.00%,
10/01/29
(d)
..................... 1,059 1,024,510
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29 ...................... 1,562 1,496,811
Icahn Enterprises LP
9.75% , 01/15/29
(d)
................. 1,236 1,230,828
4.38% , 02/01/29 .................. 1,223 1,066,456
10.00% , 11/15/29
(c)
................ 1,814 1,815,903
IHO Verwaltungs GmbH, 6.37%, (6.37% Cash or
7.13% PIK), 05/15/29
(c) (e)
............ 810 816,076
Patrick Industries, Inc., 4.75%, 05/01/29
(c)
... 645 629,996
Phinia, Inc., 6.75%, 04/15/29
(c)
.......... 954 970,962
10,009,581
Automobiles — 0.6%
(c)
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29 ...................... 1,849 1,039,405
Jaguar Land Rover Automotive plc, 5.50%,
07/15/29 ...................... 693 685,870
Nissan Motor Acceptance Co. LLC, 5.55%,
09/13/29 ...................... 529 515,352
Thor Industries, Inc., 4.00%, 10/15/29
(d)
.... 946 891,971
3,132,598
Beverages — 0.5%
Primo Water Holdings, Inc.
(c)
6.25% , 04/01/29 .................. 1,229 1,234,336
4.38% , 04/30/29 .................. 1,330 1,291,163
2,525,499
Broadline Retail — 1.3%
(c)
Match Group Holdings II LLC, 5.63%, 02/15/29 680 677,926
Rakuten Group, Inc., 9.75%, 04/15/29 ..... 4,048 4,393,909
Wayfair LLC, 7.25%, 10/31/29 .......... 1,431 1,473,729
6,545,564
Capital Markets — 1.2%
Aretec Group, Inc., 7.50%, 04/01/29
(c)
..... 707 705,875
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
................ 1,895 1,807,370
FS KKR Capital Corp.
7.88% , 01/15/29 .................. 704 723,687
6.88% , 08/15/29 .................. 1,132 1,136,738
Hightower Holding LLC, 6.75%, 04/15/29
(c)
.. 505 503,406
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Jane Street Group, 4.50%, 11/15/29
(c)
..... USD 1,105 $ 1,072,543
5,949,619
Chemicals — 3.9%
Axalta Coating Systems LLC, 3.38%, 02/15/29
(c)
1,236 1,176,116
Celanese US Holdings LLC, 7.33%, 07/15/29
(f)
1,357 1,410,757
Chemours Co. (The), 4.63%, 11/15/29
(c) (d)
... 1,097 1,036,216
FMC Corp., 3.45%, 10/01/29
(d)
.......... 931 857,700
Huntsman International LLC, 4.50%, 05/01/29 1,360 1,312,661
INEOS Finance plc, 7.50%, 04/15/29
(c) (d)
.... 1,282 1,261,571
INEOS Quattro Finance 2 plc, 9.63%,
03/15/29
(c) (d)
.................... 730 648,009
Innophos Holdings, Inc., 11.50%, 06/15/29
(c)
. 819 771,525
Mativ Holdings, Inc., 8.00%, 10/01/29
(c) (d)
... 711 703,880
Methanex Corp., 5.25%, 12/15/29
(d)
....... 1,243 1,232,251
Olin Corp., 5.63%, 08/01/29
(d)
.......... 1,212 1,199,571
Olympus Water US Holding Corp., 6.25%,
10/01/29
(c)
..................... 724 714,349
Rain Carbon, Inc., 12.25%, 09/01/29
(c) (d)
.... 819 871,670
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(c)
.. 1,235 1,234,857
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29
(d)
724 708,942
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
..................... 1,232 1,203,176
Tronox, Inc., 4.63%, 03/15/29
(c) (d)
........ 1,985 1,225,865
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
. 2,064 1,895,355
19,464,471
Commercial Services & Supplies — 5.0%
ACCO Brands Corp., 4.25%, 03/15/29
(c) (d)
... 1,036 975,720
ADT Security Corp. (The), 4.13%, 08/01/29
(c)
. 1,805 1,730,673
Allied Universal Holdco LLC, 6.00%, 06/01/29
(c)
1,691 1,677,593
APi Group DE, Inc.
(c)
4.13% , 07/15/29
(d)
................. 612 587,906
4.75% , 10/15/29 .................. 499 487,504
Brink's Co. (The), 6.50%, 06/15/29
(c)
...... 716 729,292
Clean Harbors, Inc., 5.13%, 07/15/29
(c)
..... 604 597,025
CoreCivic, Inc., 8.25%, 04/15/29 ......... 950 986,280
Deluxe Corp.
(c)
8.00% , 06/01/29 .................. 849 856,122
8.13% , 09/15/29 .................. 776 803,867
Garda World Security Corp., 6.00%, 06/01/29
(c)
887 873,244
GEO Group, Inc. (The), 8.63%, 04/15/29
(d)
.. 1,251 1,304,688
GFL Environmental, Inc.
(c)
4.75% , 06/15/29 .................. 1,323 1,289,302
4.38% , 08/15/29 .................. 1,001 962,948
HNI Corp., 5.13%, 01/18/29
(c) (d)
......... 633 624,113
Madison IAQ LLC, 5.88%, 06/30/29
(c)
...... 1,887 1,887,490
Pitney Bowes, Inc., 7.25%, 03/15/29
(c)
..... 915 922,810
Reworld Holding Corp., 4.88%, 12/01/29
(c)
... 1,400 1,330,399
RR Donnelley & Sons Co.
(c)
9.50% , 08/01/29 .................. 1,896 1,966,226
10.88% , 08/01/29 ................. 904 922,095
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(c)
..................... 1,767 1,859,504
VM Consolidated, Inc., 5.50%, 04/15/29
(c)
... 636 594,718
Williams Scotsman, Inc., 6.63%, 06/15/29
(c)
.. 881 896,247
24,865,766
Communications Equipment — 0.1%
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
.... 668 630,915
Construction & Engineering — 0.6%
(c)
Arcosa, Inc., 4.38%, 04/15/29 .......... 690 675,012
ASG Finance DAC, 9.75%, 05/15/29 ...... 547 479,203
Dycom Industries, Inc., 4.50%, 04/15/29 .... 888 862,468

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Global Infrastructure Solutions, Inc., 5.63%,
06/01/29 ...................... USD 771 $ 769,831
2,786,514
Consumer Finance — 2.0%
Cobra AcquisitionCo LLC
(c)
6.38% , 11/01/29 .................. 733 636,628
12.25% , 11/01/29 ................. 415 421,994
Enova International, Inc., 9.13%, 08/01/29
(c)
.. 941 984,064
GGAM Finance Ltd., 6.88%, 04/15/29
(c)
.... 725 737,574
goeasy Ltd., 7.63%, 07/01/29
(c) (d)
........ 1,164 1,107,475
Navient Corp., 5.50%, 03/15/29
(d)
........ 1,337 1,282,948
OneMain Finance Corp.
6.63% , 05/15/29 .................. 1,698 1,721,027
5.38% , 11/15/29 .................. 1,423 1,390,358
PRA Group, Inc., 5.00%, 10/01/29
(c)
....... 634 600,963
PROG Holdings, Inc., 6.00%, 11/15/29
(c)
.... 1,047 1,023,548
9,906,579
Consumer Staples Distribution & Retail — 1.6%
(c)
Albertsons Cos., Inc., 3.50%, 03/15/29 ..... 2,594 2,441,907
KeHE Distributors LLC, 9.00%, 02/15/29 .... 1,900 1,979,292
Performance Food Group, Inc., 4.25%, 08/01/29 1,809 1,748,929
US Foods, Inc., 4.75%, 02/15/29 ........ 1,589 1,566,174
7,736,302
Containers & Packaging — 1.2%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(c)
................ 1,941 1,844,228
Ball Corp., 6.00%, 06/15/29 ........... 1,883 1,907,042
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(c)
..................... 904 898,608
Graphic Packaging International LLC, 3.50%,
03/01/29
(c)
..................... 617 584,821
TriMas Corp., 4.13%, 04/15/29
(c)
......... 707 676,613
5,911,312
Distributors — 0.6%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(d)
............. 701 665,132
Gates Corp., 6.88%, 07/01/29 .......... 902 920,858
Resideo Funding II LLC, 4.00%, 09/01/29 ... 544 517,142
Velocity Vehicle Group LLC, 8.00%, 06/01/29
(d)
866 858,644
2,961,776
Diversified Consumer Services — 1.5%
Belron UK Finance plc, 5.75%, 10/15/29
(c)
... 1,977 1,976,636
Carriage Services, Inc., 4.25%, 05/15/29
(c)
... 736 697,565
Champions Financing, Inc., 8.75%, 02/15/29
(c)
1,058 1,046,253
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(c)
................ 1,306 1,286,823
Service Corp. International, 5.13%, 06/01/29 . 1,330 1,319,398
Sotheby's, 5.88%, 06/01/29
(c)
........... 546 527,189
StoneMor, Inc., 8.50%, 05/15/29
(c)
........ 660 656,612
7,510,476
Diversified REITs — 0.4%
Uniti Group LP, 6.50%, 02/15/29
(c)
........ 2,019 1,991,866
Diversified Telecommunication Services — 2.7%
(c)
Altice Financing SA, 5.75%, 08/15/29 ..... 3,649 2,310,941
Altice France SA, 9.50%, 11/01/29 ....... 2,861 2,897,679
CCO Holdings LLC
5.38% , 06/01/29 .................. 2,769 2,692,600
6.38% , 09/01/29
(d)
................. 2,687 2,670,562
Lumen Technologies, Inc., 4.50%, 01/15/29 .. 526 502,468
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Virgin Media Secured Finance plc, 5.50%,
05/15/29 ...................... USD 2,564 $ 2,301,984
13,376,234
Electric Utilities — 1.2%
DPL LLC, 4.35%, 04/15/29 ............ 663 646,334
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(c) (d)
............... 676 642,242
NRG Energy, Inc.
(c)
3.38% , 02/15/29 .................. 886 840,829
5.25% , 06/15/29 .................. 1,294 1,283,566
5.75% , 07/15/29 .................. 1,417 1,416,651
XPLR Infrastructure Operating Partners LP,
7.25%, 01/15/29
(c) (d)
............... 1,366 1,409,123
6,238,745
Electronic Equipment, Instruments & Components — 1.3%
(c)
Coherent Corp., 5.00%, 12/15/29 ........ 1,804 1,765,167
Ingram Micro, Inc., 4.75%, 05/15/29 ...... 3,709 3,609,013
TTM Technologies, Inc., 4.00%, 03/01/29 ... 905 867,982
6,242,162
Energy Equipment & Services — 1.0%
(c)
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29 ...................... 531 556,495
Precision Drilling Corp., 6.88%, 01/15/29 ... 703 706,208
Transocean International Ltd., 8.25%, 05/15/29 1,626 1,674,598
USA Compression Partners LP, 7.13%, 03/15/29 1,786 1,823,060
4,760,361
Entertainment — 0.9%
(c)
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29 ...................... 634 612,768
Banijay Entertainment SAS, 8.13%, 05/01/29 . 792 813,897
Muvico LLC, 15.00%, (15.00% Cash or 6.00%
PIK), 02/19/29
(d) (e)
................ 1,800 1,959,653
Playtika Holding Corp., 4.25%, 03/15/29
(d)
... 1,092 991,772
4,378,090
Financial Services — 3.4%
(c)
Armor Holdco, Inc., 8.50%, 11/15/29 ...... 649 649,660
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29 ...................... 2,035 2,100,614
Jefferson Capital Holdings LLC, 9.50%, 02/15/29 766 798,350
NCR Atleos Corp., 9.50%, 04/01/29 ....... 2,884 3,061,814
Paysafe Finance plc, 4.00%, 06/15/29
(d)
.... 638 555,274
PennyMac Financial Services, Inc.
4.25% , 02/15/29 .................. 1,170 1,106,831
7.88% , 12/15/29 .................. 1,402 1,439,485
PHH Escrow Issuer LLC, 9.88%, 11/01/29 ... 1,353 1,338,313
Planet Financial Group LLC, 10.50%, 12/15/29 1,225 1,194,820
Provident Funding Associates LP, 9.75%,
09/15/29 ...................... 939 968,111
Rocket Cos., Inc., 6.50%, 08/01/29 ....... 1,301 1,320,339
Rocket Mortgage LLC, 3.63%, 03/01/29 .... 1,352 1,293,592
United Wholesale Mortgage LLC, 5.50%,
04/15/29 ...................... 1,276 1,192,592
17,019,795
Food Products — 0.5%
(c)
Chobani LLC, 7.63%, 07/01/29 ......... 951 981,844
Simmons Foods, Inc., 4.63%, 03/01/29 .... 1,517 1,465,999
2,447,843
Gas Utilities — 0.5%
(c)
Ferrellgas LP, 5.88%, 04/01/29 ......... 1,454 1,420,088
Superior Plus LP, 4.50%, 03/15/29 ....... 1,069 1,031,560
2,451,648

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 1.4%
(c)
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(d)
USD 1,056 $ 1,028,520
Carriage Purchaser, Inc., 7.88%, 10/15/29 ... 533 526,514
Dcli Bidco LLC, 7.75%, 11/15/29 ......... 875 899,374
First Student Bidco, Inc., 4.00%, 07/31/29 ... 1,428 1,370,973
Hertz Corp. (The), 12.63%, 07/15/29
(d)
..... 2,268 1,480,494
NESCO Holdings II, Inc., 5.50%, 04/15/29 ... 1,672 1,661,727
6,967,602
Health Care Equipment & Supplies — 1.2%
(c)
Avantor Funding, Inc., 3.88%, 11/01/29 .... 1,424 1,358,082
Medline Borrower LP, 5.25%, 10/01/29 ..... 4,564 4,523,080
5,881,162
Health Care Providers & Services — 4.6%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(c)
875 858,672
AdaptHealth LLC, 4.63%, 08/01/29
(c)
...... 903 872,290
AHP Health Partners, Inc., 5.75%, 07/15/29
(c) (d)
527 520,997
Centene Corp., 4.63%, 12/15/29 ......... 6,434 6,232,743
Community Health Systems, Inc.
(c)
6.00% , 01/15/29 .................. 1,204 1,187,301
6.88% , 04/15/29
(d)
................. 2,247 2,166,043
HealthEquity, Inc., 4.50%, 10/01/29
(c)
...... 1,044 1,012,703
Kedrion SpA, 6.50%, 09/01/29
(c)
......... 1,426 1,407,259
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
.... 883 839,272
Option Care Health, Inc., 4.38%, 10/31/29
(c) (d)
. 913 876,487
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(c)
..................... 2,701 2,816,625
Tenet Healthcare Corp., 4.25%, 06/01/29 ... 2,519 2,442,650
US Acute Care Solutions LLC, 9.75%, 05/15/29
(c)
1,761 1,641,566
22,874,608
Health Care REITs — 0.3%
MPT Operating Partnership LP, 4.63%,
08/01/29
(d)
..................... 1,606 1,285,646
Hotel & Resort REITs — 1.1%
Park Intermediate Holdings LLC, 4.88%,
05/15/29
(c)
..................... 1,324 1,290,443
Pebblebrook Hotel LP, 6.38%, 10/15/29
(c)
... 721 728,194
RHP Hotel Properties LP, 4.50%, 02/15/29
(c)
. 1,086 1,061,711
RLJ Lodging Trust LP, 4.00%, 09/15/29
(c) (d)
.. 912 869,313
Service Properties Trust, 4.95%, 10/01/29
(d)
.. 765 715,315
XHR LP, 4.88%, 06/01/29
(c)
............ 888 864,965
5,529,941
Hotels, Restaurants & Leisure — 7.5%
Allwyn Entertainment Financing UK plc, 7.88%,
04/30/29
(c)
..................... 1,715 1,753,942
Bloomin' Brands, Inc., 5.13%, 04/15/29
(c) (d)
... 510 487,036
Boyne USA, Inc., 4.75%, 05/15/29
(c)
...... 1,253 1,222,526
Brightstar Lottery plc, 5.25%, 01/15/29
(c)
.... 1,441 1,423,206
Caesars Entertainment, Inc., 4.63%, 10/15/29
(c) (d)
2,164 2,059,375
Fertitta Entertainment LLC, 4.63%, 01/15/29
(c)
1,786 1,734,585
Genting New York LLC, 7.25%, 10/01/29
(c)
... 1,187 1,213,178
Great Canadian Gaming Corp., 8.75%,
11/15/29
(c) (d)
.................... 953 961,826
Hilton Domestic Operating Co., Inc.
(c)
5.88% , 04/01/29 .................. 974 981,342
3.75% , 05/01/29 .................. 1,409 1,351,411
Hilton Grand Vacations Borrower LLC, 5.00%,
06/01/29
(c)
..................... 1,529 1,483,419
Jacobs Entertainment, Inc., 6.75%, 02/15/29
(c)
977 962,407
Light & Wonder International, Inc., 7.25%,
11/15/29
(c)
..................... 1,039 1,056,922
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c) (d)
957 786,581
Marriott Ownership Resorts, Inc., 4.50%,
06/15/29
(c) (d)
.................... 883 851,509
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(c) (d)
2,120 2,054,475
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
MGM Resorts International, 6.13%, 09/15/29
(d)
USD 1,551 $ 1,560,844
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
..................... 1,301 1,263,124
NCL Corp. Ltd., 7.75%, 02/15/29
(c) (d)
...... 1,045 1,085,082
Papa John's International, Inc., 3.88%,
09/15/29
(c)
..................... 730 687,153
Penn Entertainment, Inc., 4.13%, 07/01/29
(c)
. 704 671,073
Resorts World Las Vegas LLC, 4.63%,
04/16/29
(g)
..................... 1,912 1,718,252
Sabre GLBL, Inc., 10.75%, 11/15/29
(c) (d)
.... 872 839,300
SeaWorld Parks & Entertainment, Inc., 5.25%,
08/15/29
(c)
..................... 1,318 1,282,628
Six Flags Entertainment Corp., 5.25%,
07/15/29
(d)
..................... 841 807,865
Studio City Finance Ltd., 5.00%, 01/15/29
(c)
.. 1,941 1,849,306
Travel + Leisure Co., 4.50%, 12/01/29
(c)
.... 1,160 1,118,132
Viking Cruises Ltd., 7.00%, 02/15/29
(c) (d)
.... 892 893,335
Wynn Macau Ltd., 5.13%, 12/15/29
(c)
...... 1,735 1,679,808
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(c)
1,339 1,325,236
37,164,878
Household Durables — 2.6%
Ashton Woods USA LLC, 4.63%, 08/01/29
(c)
. 626 601,546
Beazer Homes USA, Inc., 7.25%, 10/15/29 .. 1,019 1,032,431
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(c)
..................... 639 606,536
Century Communities, Inc., 3.88%, 08/15/29
(c)
1,611 1,528,452
Empire Communities Corp., 9.75%, 05/01/29
(c)
1,247 1,284,401
KB Home, 4.80%, 11/15/29 ............ 946 918,317
LGI Homes, Inc., 4.00%, 07/15/29
(c)
....... 819 758,780
Newell Brands, Inc., 6.63%, 09/15/29
(d)
..... 905 916,056
Risewell Homes, Inc., 9.25%, 10/01/29
(c)
.... 704 714,291
Shea Homes LP, 4.75%, 04/01/29
(d)
....... 548 532,685
Somnigroup International, Inc., 4.00%,
04/15/29
(c)
..................... 1,415 1,362,390
STL Holding Co. LLC, 8.75%, 02/15/29
(c)
.... 1,441 1,493,085
Whirlpool Corp., 4.75%, 02/26/29
(d)
....... 1,282 1,197,732
12,946,702
Household Products — 0.3%
Energizer Holdings, Inc., 4.38%, 03/31/29
(c)
.. 1,378 1,327,571
Insurance — 2.4%
(c)
Acrisure LLC
8.25% , 02/01/29 .................. 1,717 1,646,058
4.25% , 02/15/29 .................. 1,279 1,191,054
8.50% , 06/15/29 .................. 954 910,133
6.00% , 08/01/29 .................. 882 796,473
Alliant Holdings Intermediate LLC, 5.88%,
11/01/29
(d)
..................... 802 790,456
AmWINS Group, Inc.
6.38% , 02/15/29 .................. 1,354 1,361,240
4.88% , 06/30/29 .................. 1,423 1,370,547
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 1,340 1,357,788
Broadstreet Partners Group LLC, 5.88%,
04/15/29 ...................... 1,313 1,284,643
HUB International Ltd., 5.63%, 12/01/29 .... 1,040 1,039,008
11,747,400
IT Services — 1.7%
CDKnet LLC
(b)
7.25% , 06/15/29 .................. 1,108 709,120
8.00% , 06/15/29 .................. 1,116 714,240
Conduent Business Services LLC, 6.00%,
11/01/29
(c) (d)
.................... 951 815,530
Go Daddy Operating Co. LLC, 3.50%, 03/01/29
(c)
1,421 1,334,724

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
ION Platform Finance US, Inc.
(c)
8.75% , 05/01/29 .................. USD 1,337 $ 1,246,569
9.50% , 05/30/29
(d)
................. 1,444 1,368,261
9.00% , 08/01/29 .................. 912 850,917
Newfold Digital Holdings Group, Inc., 11.75%,
04/30/29
(c)
..................... 600 515,545
Twilio, Inc., 3.63%, 03/15/29 ........... 885 849,559
8,404,465
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc.,
3.75%, 03/15/29
(c) (d)
............... 923 882,256
Machinery — 0.8%
(c)
Esab Corp., 6.25%, 04/15/29 ........... 1,234 1,247,121
Mueller Water Products, Inc., 4.00%, 06/15/29 808 773,588
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29 ...................... 907 881,141
Terex Corp., 5.00%, 05/15/29
(d)
......... 1,052 1,038,801
3,940,651
Media — 7.9%
AMC Global Media, Inc., 4.25%, 02/15/29
(d)
.. 516 454,924
Clear Channel Outdoor Holdings, Inc., 7.50%,
06/01/29
(c)
..................... 1,430 1,433,369
CMG Media Corp., 8.88%, 06/18/29
(c)
..... 1,025 745,288
CSC Holdings LLC, 11.75%, 01/31/29
(c)
.... 3,596 2,059,402
Discovery Communications LLC, 4.13%,
05/15/29 ...................... 988 972,120
Discovery Global Holdings, Inc., 4.05%, 03/15/29 2,128 2,088,790
DISH DBS Corp., 5.13%, 06/01/29 ....... 2,389 2,163,292
EchoStar Corp., 10.75%, 11/30/29 ....... 9,554 10,333,061
Gray Media, Inc., 10.50%, 07/15/29
(c)
...... 2,051 2,163,277
iHeartCommunications, Inc., 9.13%, 05/01/29
(c)
1,376 1,277,302
Lamar Media Corp., 4.88%, 01/15/29
(d)
..... 779 769,143
McGraw-Hill Education, Inc., 8.00%, 08/01/29
(c)
1,131 1,122,582
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
.. 4,835 4,926,509
Outfront Media Capital LLC, 4.25%, 01/15/29
(c)
902 876,526
Paramount Global, 4.20%, 06/01/29 ...... 907 860,673
Scripps Escrow II, Inc., 3.88%, 01/15/29
(c) (d)
.. 936 854,782
Sirius XM Radio LLC, 5.50%, 07/01/29
(c)
.... 2,407 2,398,728
Stagwell Global LLC, 5.63%, 08/15/29
(c)
.... 1,949 1,895,657
Univision Communications, Inc., 4.50%,
05/01/29
(c)
..................... 1,894 1,795,808
39,191,233
Metals & Mining — 1.9%
Alcoa Nederland Holding BV, 4.13%, 03/31/29
(c)
881 850,899
Algoma Steel, Inc., 9.13%, 04/15/29
(c)
..... 640 604,934
Cleveland-Cliffs, Inc.
(c)
4.63% , 03/01/29 .................. 665 645,495
6.88% , 11/01/29 .................. 1,680 1,696,265
Coeur Mining, Inc., 5.13%, 02/15/29
(c)
..... 503 497,025
Constellium SE, 3.75%, 04/15/29
(c)
....... 892 851,939
Hudbay Minerals, Inc., 6.13%, 04/01/29
(g)
... 1,043 1,046,780
Perenti Finance Pty. Ltd., 7.50%, 04/26/29
(c)
. 725 743,359
SunCoke Energy, Inc., 4.88%, 06/30/29
(c)
... 913 871,553
TMS International Corp., 6.25%, 04/15/29
(c)
.. 680 680,120
United States Steel Corp., 6.88%, 03/01/29
(d)
. 874 874,000
9,362,369
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
(c)
Blackstone Mortgage Trust, Inc., 7.75%,
12/01/29 ...................... 810 837,602
Rithm Capital Corp., 8.00%, 04/01/29 ..... 1,386 1,394,834
Starwood Property Trust, Inc.
7.25% , 04/01/29 .................. 1,057 1,089,131
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
5.88% , 08/15/29 .................. USD 860 $ 862,477
4,184,044
Office REITs — 0.5%
Brandywine Operating Partnership LP
8.88% , 04/12/29 .................. 1,070 1,123,618
4.55% , 10/01/29 .................. 631 590,844
Hudson Pacific Properties LP, 4.65%, 04/01/29
(d)
883 831,641
2,546,103
Oil, Gas & Consumable Fuels — 9.6%
Aethon United BR LP, 7.50%, 10/01/29
(c)
.... 1,815 1,883,886
Alliance Resource Operating Partners LP, 8.63%,
06/15/29
(c)
..................... 695 724,510
Antero Midstream Partners LP, 5.38%,
06/15/29
(c)
..................... 1,379 1,374,792
Ascent Resources Utica Holdings LLC, 5.88%,
06/30/29
(c) (d)
.................... 657 654,778
Blue Racer Midstream LLC, 7.00%, 07/15/29
(c)
895 919,017
Buckeye Partners LP, 6.88%, 07/01/29
(c)
.... 1,086 1,110,826
Comstock Resources, Inc.
6.75% , 03/01/29
(c)
................. 2,974 2,927,676
Coronado Finance Pty. Ltd., 9.25%, 10/01/29
(c) (d)
753 632,535
Delek Logistics Partners LP, 8.63%, 03/15/29
(c)
1,145 1,188,445
Genesis Energy LP, 8.25%, 01/15/29 ...... 1,127 1,161,460
Global Partners LP, 6.88%, 01/15/29 ...... 697 700,776
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(c)
..................... 1,175 1,189,493
Hess Midstream Operations LP, 6.50%,
06/01/29
(c)
..................... 1,059 1,078,115
Hilcorp Energy I LP, 5.75%, 02/01/29
(c)
..... 1,072 1,069,684
Ithaca Energy North Sea plc, 8.13%, 10/15/29
(c)
1,362 1,411,741
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... 2,229 2,204,935
Kraken Oil & Gas Partners LLC, 7.63%,
08/15/29
(c)
..................... 862 869,527
NGL Energy Operating LLC, 8.13%, 02/15/29
(c)
1,716 1,758,997
Prairie Acquiror LP, 9.00%, 08/01/29
(c)
..... 719 742,187
Puma International Financing SA, 7.75%,
04/25/29
(c)
..................... 2,193 2,245,495
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
..................... 971 958,485
SM Energy Co., 6.75%, 08/01/29
(c) (d)
...... 1,360 1,379,614
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(c)
..................... 1,497 1,553,732
Sunoco LP
7.00% , 05/01/29
(c)
................. 1,408 1,438,668
4.50% , 05/15/29 .................. 1,467 1,427,410
4.50% , 10/01/29
(c)
................. 1,425 1,385,225
Tallgrass Energy Partners LP, 7.38%, 02/15/29
(c)
1,411 1,442,360
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(c)
..................... 1,270 1,244,349
Trident Energy Finance plc, 12.50%, 11/30/29
(c) (d)
1,060 1,119,079
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(c)
..................... 2,278 2,168,770
Venture Global LNG, Inc., 9.50%, 02/01/29
(c)
. 5,541 5,939,258
W&T Offshore, Inc., 10.75%, 02/01/29
(c)
.... 626 647,752
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(c) (d)
.................... 1,074 1,106,779
47,660,356
Paper & Forest Products — 0.2%
Magnera Corp., 4.75%, 11/15/29
(c) (d)
...... 924 861,457
Passenger Airlines — 1.6%
American Airlines, Inc., 5.75%, 04/20/29
(c)
... 5,051 5,027,220
OneSky Flight LLC, 8.88%, 12/15/29
(c)
..... 1,041 1,094,845

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
United Airlines Holdings, Inc., 4.88%, 03/01/29 USD 1,770 $ 1,743,363
7,865,428
Personal Care Products — 0.4%
(c)
Coty, Inc., 4.75%, 01/15/29 ............ 147 144,355
Edgewell Personal Care Co., 4.13%, 04/01/29 907 873,245
P&L Development LLC, 12.00%, (12.00% Cash
or 3.50% PIK), 05/15/29
(e) (h)
.......... 890 821,929
1,839,529
Pharmaceuticals — 0.7%
(c)
HLF Financing SARL LLC, 4.88%, 06/01/29 .. 1,169 1,088,252
Jazz Securities DAC, 4.38%, 01/15/29 ..... 2,725 2,668,255
3,756,507
Professional Services — 0.3%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 .... 585 562,214
TriNet Group, Inc., 3.50%, 03/01/29
(d)
...... 827 781,028
1,343,242
Real Estate Management & Development — 0.8%
Anywhere Real Estate Group LLC, 5.75%,
01/15/29
(c)
..................... 1,063 1,047,847
Howard Hughes Corp. (The), 4.13%, 02/01/29
(c)
1,161 1,119,127
Hunt Cos., Inc., 5.25%, 04/15/29
(c)
....... 1,171 1,144,227
Newmark Group, Inc., 7.50%, 01/12/29 .... 895 931,475
4,242,676
Semiconductors & Semiconductor Equipment — 0.3%
(c)
Entegris, Inc., 3.63%, 05/01/29
(d)
........ 699 663,809
Synaptics, Inc., 4.00%, 06/15/29 ......... 727 713,731
1,377,540
Software — 4.6%
(c)
Clarivate Science Holdings Corp., 4.88%,
07/01/29
(d)
..................... 1,647 1,518,229
Cloud Software Group LLC
6.50% , 03/31/29 .................. 7,634 7,466,844
9.00% , 09/30/29 .................. 7,044 6,905,645
Dye & Durham Ltd., 8.63%, 04/15/29
(d)
..... 951 573,137
Elastic NV, 4.13%, 07/15/29 ........... 1,033 984,306
Ellucian Holdings, Inc., 6.50%, 12/01/29
(d)
... 1,278 1,230,882
NCR Voyix Corp., 5.13%, 04/15/29 ....... 697 677,037
Open Text Corp., 3.88%, 12/01/29 ....... 1,509 1,390,652
Rocket Software, Inc., 6.50%, 02/15/29 .... 1,005 925,838
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(d)
1,223 1,017,343
22,689,913
Specialized REITs — 0.7%
Iron Mountain, Inc.
(c)
7.00% , 02/15/29 .................. 1,797 1,826,156
4.88% , 09/15/29 .................. 1,772 1,729,480
3,555,636
Specialty Retail — 4.5%
Arko Corp., 5.13%, 11/15/29
(c)
.......... 796 744,264
Asbury Automotive Group, Inc., 4.63%,
11/15/29
(c)
..................... 1,450 1,408,780
Bath & Body Works, Inc., 7.50%, 06/15/29 .. 795 805,385
Gap, Inc. (The), 3.63%, 10/01/29
(c)
....... 1,425 1,340,693
Global Auto Holdings Ltd.
(c)
8.38% , 01/15/29 .................. 995 985,868
11.50% , 08/15/29 ................. 1,045 1,099,058
Guitar Center, Inc., 12.00%, (12.00% Cash or
12.00% PIK), 01/15/29
(c) (e) (h)
.......... 1,018 884,160
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
.... 1,284 827,591
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
..................... USD 1,824 $ 1,780,829
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
...... 1,451 1,392,927
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 883 867,936
Penske Automotive Group, Inc., 3.75%, 06/15/29 1,249 1,192,645
Saks Global Enterprises LLC, 11.00%,
12/31/79
(b)
..................... 523 209,010
Sonic Automotive, Inc., 4.63%, 11/15/29
(c)
... 1,129 1,100,802
Specialty Building Products Holdings LLC,
7.75%, 10/15/29
(c)
................ 974 925,239
Staples, Inc., 10.75%, 09/01/29
(c)
........ 4,366 4,178,244
Upbound Group, Inc., 6.38%, 02/15/29
(c)
.... 821 815,917
Victoria's Secret & Co., 4.63%, 07/15/29
(c)
... 1,095 1,063,566
Victra Holdings LLC, 8.75%, 09/15/29
(c) (d)
... 795 810,282
22,433,196
Technology Hardware, Storage & Peripherals — 0.1%
Seagate Data Storage Technology Pte. Ltd.,
4.09%, 06/01/29 ................. 709 687,975
Textiles, Apparel & Luxury Goods — 0.4%
(c)
Crocs, Inc., 4.25%, 03/15/29 ........... 598 575,160
Kontoor Brands, Inc., 4.13%, 11/15/29 ..... 727 695,806
Wolverine World Wide, Inc., 4.00%, 08/15/29 . 976 920,440
2,191,406
Trading Companies & Distributors — 0.9%
(c)
Alta Equipment Group, Inc., 9.00%, 06/01/29
(d)
906 867,326
BlueLinx Holdings, Inc., 6.00%, 11/15/29
(d)
... 589 580,692
Herc Holdings, Inc., 6.63%, 06/15/29 ...... 1,409 1,434,310
WESCO Distribution, Inc., 6.38%, 03/15/29 .. 1,674 1,698,642
4,580,970
Transportation Infrastructure — 0.4%
Seaspan Corp. Pte. Ltd., 5.50%, 08/01/29
(c)
.. 1,870 1,814,497
Wireless Telecommunication Services — 0.8%
Connect Finco SARL, 9.00%, 09/15/29
(c)
.... 3,689 3,872,941
Total Corporate Bonds — 97 .8%
(Cost: $ 490,790,740 ) .............................. 485,460,220
Total Long-Term Investments — 97.9%
(Cost: $ 491,248,734 ) .............................. 486,060,070
Shares
Shares
Short-Term Securities
Money Market Funds — 10.1%
(i)(j)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(k)
.................. 39,674,048 39,685,950
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 10,597,757 10,597,757
Total Short-Term Securities — 10 .1%
(Cost: $ 50,281,461 ) ............................... 50,283,707
Total Investments — 108 .0%
(Cost: $ 541,530,195 ) .............................. 536,343,777
Liabilities in Excess of Other Assets — (8.0) % ............. (39,626,536)
Net Assets — 100.0% ...............................
$ 496,717,241

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
All or a portion of this security is on loan.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(i)
Affiliate of the Fund.
(j)
Annualized 7-day yield as of period end.
(k)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 41,902,125 $ — $ (2,206,672)
(a)
$ (7,262) $ (2,241) $ 39,685,950 39,674,048 $ 165,380
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,981,997 7,615,760
(a)
— — — 10,597,757 10,597,757 155,752 —
$ (7,262) $ (2,241) $ 50,283,707 $ 321,132 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ — $ — $ 599,850 $ 599,850
Corporate Bonds ......................................... — 483,827,850 1,632,370 485,460,220
Short-Term Securities
Money Market Funds ...................................... 50,283,707 — — 50,283,707
$ 50,283,707 $ 483,827,850 $ 2,232,220 $ 536,343,777
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
PIK Payment-In-Kind
REIT Real Estate Investment Trust